Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Payroll	$ 247,662	$ 289,922
Other payable	43,545	27,271
Total	$ 291,207	$ 317,193